Employee Incentive Plan (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Employee Incentive and Retirement Plans

13. Employee Incentive Plans

The Company’s equity incentive plans provide for granting stock options and restricted stock units (RSUs) to employees, consultants, officers and directors.

Stock-based compensation expense was as follows for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Stock options	$3,435	$6,208	$11,927	$17,632
RSUs	12,295	11,143	41,451	25,044
ESPP	376	438	1,155	1,273
Stock issued related to acquisition	—	133	159	2,441
Total stock-based compensation expense	$16,106	$17,922	$54,692	$46,390

The following table presents the Company’s stock-based compensation expense recorded in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Sales and marketing	$1,591	$1,699	$5,857	$5,016
Origination and servicing	1,049	1,013	3,819	2,722
Engineering and product development	4,640	4,931	17,001	13,134
Other general and administrative	8,826	10,279	28,015	25,518
Total stock-based compensation expense	$16,106	$17,922	$54,692	$46,390

The Company capitalized $2.2 million of stock-based compensation expense associated with developing software for internal use during both the third quarters of 2017 and 2016. The Company capitalized $7.4 million and $6.2 million of stock-based compensation expense associated with developing software for internal use during the first nine months of 2017 and 2016, respectively.

The Company adopted ASU 2016-09 on January 1, 2017. See “Note 2. Summary of Significant Accounting Policies,” for information on the adoption of ASU 2016-09.

Performance-based Restricted Stock Units

During the first quarter of 2017, the Company’s chief executive officer received performance-based restricted stock units (PBRSUs). PBRSUs are equity awards that may be earned based on achieving pre-established performance metrics over a specific performance period. Depending on the probability of achieving the pre-established performance targets, the PBRSUs issued could range from 0% to 200% of the target amount. PBRSUs granted under the Company’s equity incentive plans generally have a one-year performance period with one-half of the grant vesting in one-year following the completion of the performance period and the remaining one-half vesting in two-years following the completion of the performance period. Over the performance period, the number of PBRSUs that may be earned and the related stock-based compensation expense that is recognized is adjusted upward or downward based upon the probability of achieving the pre-established performance targets against the performance metrics.

15. Employee Incentive and Retirement Plans

The Company’s equity incentive plans provide for granting stock options and RSUs to employees, consultants, officers and directors. In addition, the Company offers a retirement plan and an ESPP to eligible employees.

Stock-based compensation expense was as follows for the periods presented:

Year Ended December 31,	2016	2015	2014
Stock options	$23,203	$30,717	$27,100
RSUs	41,737	9,185	—
ESPP	1,686	1,904	104
Stock issued related to acquisition	2,575	9,416	9,946
Total stock-based compensation expense	$69,201	$51,222	$37,150

The following table presents the Company’s stock-based compensation expense recorded in the consolidated statements of operations:

Year Ended December 31,	2016	2015	2014
Sales and marketing	$7,546	$7,250	$5,476
Origination and servicing	4,159	2,735	1,653
Engineering and product development	19,858	11,335	6,445
Other general and administrative	37,638	29,902	23,576
Total stock-based compensation expense	$69,201	$51,222	$37,150

The Company capitalized $9.8 million, $4.4 million and $1.9 million of stock-based compensation expense associated with developing software for internal use during the years ended December 31, 2016, 2015, and 2014, respectively.

In addition, the Company recognized $0.2 million in tax deficits and $0.7 million in tax benefits from exercised stock options and RSUs in 2016 and 2015, respectively. There was no net income tax benefit recognized relating to stock-based compensation expense and no tax benefits have been realized from exercised stock options and RSUs due to the full valuation allowance during 2014.

Stock-based compensation expense included $0.1 million, $0.3 million and $3.0 million for the accelerated vesting of stock options that were accounted for as stock option modifications for the years ended December 31, 2016, 2015, and 2014, respectively.

In the second quarter of 2016, the board of directors or the compensation committee of the board of directors, as appropriate, approved incentive retention awards to certain members of the executive management team and other key personnel. These incentive awards consisted of an aggregate of $16.3 million of RSUs and $18.6 million of cash. These incentive retention awards will be recognized as compensation expense ratably through May 2017.

The cash retention awards were granted under the Cash Retention Plan. Under the terms of the Cash Retention Plan, employees who received an award will be eligible to earn a cash retention bonus on the terms and in the amounts specified in their respective cash retention bonus award agreement, subject to continued services and other vesting requirements set forth in such agreement. Funds associated with the remaining retention liability as of December 31, 2016, are held in a Rabbi Trust established under the Cash Retention Plan and recorded as restricted cash on the Company’s consolidated balance sheets.

Equity Incentive Plans

The Company has two equity incentive plans: the 2007 Stock Incentive Plan (2007 Plan) and the 2014 Equity Incentive Plan (2014 Plan). Upon the Company’s IPO in 2014, the 2007 Plan was terminated and all shares that remained available for future issuance under the 2007 Plan at that time were transferred to the 2014 Plan. As of December 31, 2016, 24,672,201 options to purchase common stock granted under the 2007 Plan remain outstanding. As of December 31, 2016, the total number of shares reserved for future grants under the 2014 Plan was 28,449,336 shares, including shares transferred from the 2007 Plan.

Stock Options

The following table summarizes the activities for the Company’s stock options during 2016:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2015	48,208,911	$3.60
Granted	7,482,011	$7.22
Exercised	(15,102,640)	$0.90
Forfeited/Expired	(9,919,105)	$6.78
Outstanding at December 31, 2016	30,669,177	$4.79	6.6	$56,379
Vested and expected to vest at December 31, 2016	30,580,231	$4.78	6.6	$56,385
Exercisable at December 31, 2016	20,105,340	$3.59	5.8	$52,886

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the Company’s closing stock price of $5.25 as reported on the New York Stock Exchange on December 31, 2016.

For the year ended December 31, 2016, the Company granted service-based stock options to purchase 7,482,011 shares of common stock with a weighted average exercise price of $7.22 per share, a weighted average grant date fair value of $3.61 per option share and an aggregate estimated fair value of $27.0 million. Stock options granted during the year ended December 31, 2016 included 265,987 shares of fully vested stock options granted in lieu of cash bonuses to be paid to certain employees for the 2015 performance period. In the third quarter of 2016, a portion of these options were modified and the cash bonuses were paid.

For the year ended December 31, 2015, the Company granted service-based stock options to purchase 1,164,929 shares of common stock with a weighted average exercise price of $20.00 per option share, a weighted average grant date fair value of $9.80 per option share and an aggregate estimated fair value of $11.4 million.

For the year ended December 31, 2014, the Company granted service-based stock options to purchase 22,081,243 shares of common stock with a weighted average exercise price of $6.74 per option share, a weighted average grant date fair value of $4.62 per option share and an aggregate estimated fair value of $102.1 million.

The aggregate intrinsic value of options exercised was $74.4 million, $103.5 million and $48.6 million for the years ended December 31, 2016, 2015, and 2014, respectively. The total fair value of stock options vested for the years ended December 31, 2016, 2015, and 2014 was $32.9 million, $36.8 million and $19.6 million, respectively.

As of December 31, 2016, the total unrecognized compensation cost, net of forfeitures, related to outstanding stock options was $40.0 million, which is expected to be recognized over the next 2.4 years.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options granted with the following assumptions:

Year Ended December 31,	2016	2015	2014
Expected dividend yield	—	—	—
Weighted-average assumed stock price volatility	51.6%	49.4%	53.5%
Weighted-average risk-free interest rate	1.34%	1.61%	1.88%
Weighted-average expected life (in years)	6.15	6.25	6.35

Restricted Stock Units

The following table summarizes the activities for the Company’s RSUs during the year ending December 31, 2016:

	Number of Units	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2015	4,443,399	$15.23
Granted	36,539,761	$6.12
Vested	(3,891,315)	$9.57
Forfeited/expired	(5,678,201)	$8.16
Unvested at December 31, 2016	31,413,644	$6.61
Expected to vest after December 31, 2016	30,796,185	$6.62

As of December 31, 2016, the Company granted 36,539,761 RSUs with an aggregate fair value of $223.5 million.

As of December 31, 2016, there was $187.2 million of unrecognized compensation cost, net of forfeitures, related to unvested RSUs, which is expected to be recognized over the next 3.1 years.

Employee Stock Purchase Plan

The Company’s ESPP became effective on December 11, 2014. The Company’s ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions, subject to plan limitations. Payroll deductions are accumulated during six-month offering periods. The purchase price for each share of common stock is 85% of the lower of the fair market value of the common stock on the first business day of the offering period or on the last business day of the offering period.

The Company’s employees purchased 1,508,513 and 410,009 shares of common stock under the ESPP during the years ended December 31, 2016 and 2015, respectively. The Company did not purchase any shares under the ESPP during the year ended December 31, 2014. As of December 31, 2016, 2015, and 2014, a total of 5,408,441, 2,589,991 and 3,000,000 shares remain reserved for future issuance, respectively.

The fair value of stock purchase rights granted to employees under the ESPP is measured on the grant date using the Black-Scholes option pricing model. The compensation expense related to ESPP purchase rights is recognized on a straight-line basis, net of estimated forfeitures, over the 6-month requisite service period. We used the following assumptions in estimating the fair value of the grants under the ESPP which are derived using the same methodology applied to stock option assumptions:

Year Ended December 31,	2016	2015	2014
Expected dividend yield	—	—	—
Weighted-average assumed stock price volatility	50.1%	43.7%	48.2%
Weighted-average risk-free interest rate	0.51%	0.23%	0.09%
Weighted-average expected life (in years)	0.50	0.46	0.50

For the years ended December 31, 2016, 2015, and 2014, the dates of the assumptions were May 11, 2016 and November 11, 2016, June 11, 2015 and November 11, 2015, and December 11, 2014 (initial offering period), respectively.

Stock Issued Related to Acquisition

As part of the Springstone acquisition, the sellers received shares of the Company’s Series F convertible preferred stock having an aggregate value of $25.0 million (Share Consideration). $22.1 million of the Share Consideration is subject to certain vesting and forfeiture conditions over a three-year period for key continuing employees. This is accounted for as a compensation agreement and expensed over the three-year vesting period. In conjunction with the conversion of preferred stock upon the IPO, these preferred shares were converted into common shares.

Retirement Plan

Upon completing 90 days of service, employees may participate in the Company’s qualified retirement plan that is governed by section 401(k) of the IRS Code. Participants may elect to contribute a portion of their annual compensation up to the maximum limit allowed by federal tax law. In the first quarter of 2016, the Company approved an employer match of up to 4% of an employee’s eligible compensation with a maximum annual match of $5,000 per employee. Prior to 2016, the Company approved an employer match of up to 3% of an employee’s eligible compensation with a maximum annual match of $5,000 per employee. The total expense for the employer match for the years ended December 31, 2016, 2015, and 2014 was $3.9 million, $2.1 million and $0.9 million, respectively.

One-Time Severance Costs

On June 22, 2016, the Board of the Company approved a plan to reduce the number of employees, which includes payment of severance benefits to certain employees whose positions were affected. The plan authorized the reduction of up to 179 positions, or approximately 12% of the Company’s workforce. The purpose of the action was to reduce costs, streamline operations and more closely align staffing with anticipated loan volumes. As a result, the Company recorded and paid $2.7 million in severance costs during 2016 related to this reduction in employees, which were predominately comprised of cash severance. No such reduction plans were implemented during the years ended December 31, 2015 or 2014. The following table presents this severance expense recorded in the consolidated statements of operations for the year ended December 31, 2016:

Year Ended December 31, 2016
Sales and marketing	$772
Origination and servicing	1,174
Engineering and product development	134
Other general and administrative	650
Total severance expense	$2,730